4. Fixed Assets (Details) - USD ($)	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Equipment		$ 200,000	$ 200,000
Less: Accumulated depreciation		(103,333)	(63,333)
Fixed assets, net	$ 49,166	$ 96,667	$ 136,667